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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10301

Ashport Mutual Funds
(Exact name of registrant as specified in charter)
800 Brickell Avenue, Suite 103
Miami, Florida 33131
(Address of principal executive offices)

Jeffrey Cimbal
StateTrust Capital, LLC
800 Bricknell Avenue, Suite 103
Miami, Florida 33131
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-305-921-8100

Date of fiscal year end: November 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b-1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Proxy Voting Record.

Ashport Large Cap Fund - Class A and Class C Shares

Name of the Issuer of Portfolio Security	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter(s) Voted On	Matter Proposed by Issuer or Shareholder	Did Registrant Vote (Yes/No)	RegistrantVote: (For, Against, Abstain, Withhold)	Registrant’s Vote: For or Against Management
Ashport Largecap Fund -US ORACLE CORPORATION	ORCL	68389X105	11/2/2007
1. FOR ALL DIRECTORS
2. PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF THE FISCAL YEAR 2008 EXECUTIVE BONUS PLAN.
3. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR EN
					Issuer/Shareholder	Y	FOR 1-3/AGAINST 4-5	For
Ashport Largecap Fund -US CISCO SYSTEMS INC.	CSCO	17275R102	11/15/2007
1. FOR ALL DIRECTORS
2. TO APPROVE THE AMENDMENT AND EXTENSION OF THE 2005 STOCK INCENTIVE PLAN.
3. TO APPROVE THE EXECUTIVE INCENTIVE PLAN WITH RESPECT TO CURRENT AND FUTURE COVERED EMPLOYEES AND EXECUTIVE OFFICERS.
4. TO RATIFY THE APPOINTMENT OF PRICEW
					Issuer/Shareholder	Y	FOR 1-4/AGAINST 5-8	For
Ashport Largecap Fund -US INTUIT INCORPORATED	INTU	461202103	12/14/2007
1. FOR ALL DIRECTORS
2. RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2008.
3. APPROVE THE AMENDMENT TO OUR 2005 EQUITY INCENTIVE PLAN.
4. APPROVE THE ADOPTION OF OUR SENIOR EXECUTIVE INCENTIVE P
					Issuer	Y	FOR	FOR
Ashport Largecap Fund-US APPLE INC	AAPL	37833100	3/4/2008
1. FOR ALL DIRECTORS
2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLE INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.
3. TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED "ADVISORY VOTE ON COMPENSATION", IF PROPERLY PRESENTED AT THE
					Issuer	Y	FOR 1-2 /AGAINST 3-4	FOR
Ashport Largecap Fund -US DISNEY WALT COMPANY HOLDING CO	DIS	254687106	3/6/2008
1. FOR ALL DIRECTORS
2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2008.
3. TO APPROVE THE AMENDMENT TO THE AMENDED AND RESTATED 2005 STOCK INCENTIVE PLAN.
4. TO APPROVE THE TERMS OF THE AMEN
					Issuer	Y	FOR	FOR
Ashport Largecap Fund -US APPLIED MATERIALS, INC	AMAT	38222105	3/11/2008	1. FOR ALL DIRECTORS 2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.	Issuer	Y	FOR	FOR
Ashport Largecap Fund -US QUALCOMM INC	QCOM	747525103	3/11/2008
1. FOR ALL DIRECTORS
2. TO APPROVE AMENDMENTS TO THE 2006 LONG-TERM INCENTIVE PLAN AND AN INCREASE IN THE SHARE RESERVE BY 115,000,000 SHARES.
3. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE
					Issuer	Y	FOR	FOR
Ashport Largecap Fund -US STARBUCKS CORP	SBUX	855244109	3/19/2008	1. FOR ALL DIRECTORS 2. COMPANY PROPOSAL TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2008.	Issuer	Y	FOR	FOR
Ashport Largecap Fund -US MORGAN STANLEY	MS	617446448	4/8/2008
1. FOR ALL DIRECTORS
2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR
3. TO AMEND AND RESTATE THE CERTIFICATE OF INCORPORATION TO ELIMINATE ALL SUPERMAJORITY VOTING REQUIREMENTS
4. SHAREHOLDER PROPOSAL REGARDING EXECUTIVE COMPE
					Issuer	Y	FOR 1-3 AGAINST 4-5	FOR
Ashport Largecap Fund -US SCHLUMBERGER LTD	SLB	806857108	4/9/2008
1. FOR ALL DIRECTORS
2. ADOPTION AND APPROVAL OF FINANCIALS AND DIVIDENDS
3. APPROVAL OF ADOPTION OF THE SCHLUMBERGER 2008 STOCK INCENTIVE PLAN
4. APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
					Issuer	Y	FOR	FOR
Ashport Largecap Fund -US UNITED TECHNOLOGIES CORP	UTX	913017109	4/9/2008
1. FOR ALL DIRECTORS
2. APPOINTMENT OF INDEPENDENT AUDITORS
3. APPROVAL OF AMENDMENT TO THE 2005 LONG-TERM INCENTIVE PLAN
4. SHAREOWNER PROPOSAL: PRINCIPLES FOR HEALTH CARE REFORM
5. SHAREOWNER PROPOSAL: GLOBAL SET OF CORPORATE STANDARDS
6. SHAREOWNER PRO
					Issuer	Y	FOR 1-3 AGAINST 4-7	FOR
Ashport Largecap Fund -US LEHMAN BROTHERS HOLDINGS INC	LEH	524908100	4/15/2008
1. FOR ALL DIRECTORS
2. RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.
3. APPROVE AN AMENDMENT TO LEHMAN BROTHERS HOLDINGS
					Issuer	Y	FOR 1-4 AGAINST 5-6	FOR
Ashport Largecap Fund -US CITIGROUP INC	C	172967101	4/22/2008
1. FOR ALL DIRECTORS
2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITIGROUP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.
3. STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS.
4. STOCKHOLDER PR
					Issuer	Y	FOR 1-2 AGAINST 3-12	FOR
Ashport Largecap Fund -US GENERAL ELECTRIC CO	GE	369604103	4/23/2008
1. FOR ALL DIRECTORS
2. CUMULATIVE VOTING
3. SEPARATE THE ROLES OF CEO AND CHAIRMAN
4. RECOUP UNEARNED MANAGEMENT BONUSES
5. CURB OVER-EXTENDED DIRECTORS
6. REPORT ON CHARITABLE CONTRIBUTIONS
7. GLOBAL WARMING REPORT
8. ADVISORY VOTE ON EXECUTIVE COMPENSA
					Issuer	Y	FOR 1 AGAINST 2-8	FOR
Ashport Largecap Fund -US MERRILL LYNCH & CO	MER	590188108	4/24/2008
1. FOR ALL DIRECTORS
2. RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
3. ADOPT CUMULATIVE VOTING
4. PROHIBIT SENIOR EXECUTIVE OFFICER STOCK SALES DURING BUYBACK
5. ADOPT ADVISORY VOTE ON EXECUTIVE COMPENSATIO
					Issuer	Y	FOR 1-2 AGAINST 3-6	FOR
Ashport Largecap Fund -US WYETH	WYE	983024100	4/24/2008
1. FOR ALL DIRECTORS
2. VOTE TO RATIFY PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008
3. VOTE TO AMEND AND RESTATE THE WYETH 2005 STOCK INCENTIVE PLAN
4. VOTE TO ADOPT THE WYETH 2008 NON-EMPLOYEE DIRECTOR STOCK IN
					Issuer	Y	FOR 1-4 AGAINST 5-6	FOR
Ashport Largecap Fund -US BOEING CO	BA	97023105	4/28/2008
1. FOR ALL DIRECTORS
2. ADVISORY VOTE ON APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR.
3. PREPARE A REPORT ON FOREIGN MILITARY SALES
4. ADOPT HEALTH CARE PRINCIPLES
5. ADOPT, IMPLEMENT AND MONITOR HUMAN RIGHTS POLICIES
6. REQUIRE AN INDEPEN
					Issuer	Y	FOR 1-2 AGAINST 3-9	FOR
Ashport Largecap Fund -US ALCON INC	ACL	H01301102	5/6/2008
1. APPROVAL OF THE 2007 ANNUAL REPORT AND ACCOUNTS OF ALCON, INC. AND THE 2007 CONSOLIDATED FINANCIAL STATEMENTS OF ALCON, INC., AND SUBSIDIARIES
2. APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED DIVIDEND TO SHAREHOLDERS FOR THE FINANCIAL YEAR 2007
3. D
					Issuer	Y	FOR	FOR
Ashport Largecap Fund -US ALCON INC COM	ACL	H01301102	5/6/2008
1. APPROVAL OF THE 2007 ANNUAL REPORT AND ACCOUNTS OF ALCON, INC. AND THE 2007 CONSOLIDATED FINANCIAL STATEMENTS OF ALCON, INC., AND SUBSIDIARIES
2. APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED DIVIDEND TO SHAREHOLDERS FOR THE FINANCIAL YEAR 2007
3. D
					Issuer	Y	FOR	FOR
Ashport Largecap Fund -US GILEAD SCIENCES INC	GILD	375558103	5/8/2008
1. FOR ALL DIRECTORS
2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.
3. TO APPROVE THE PROPOSED A
					Issuer	Y	FOR	FOR
Ashport Largecap Fund -US ST. JUDE MEDICAL, INC	STJ	790849103	5/9/2008
1. FOR ALL DIRECTORS
2. TO APPROVE THE PROPOSED AMENDMENTS TO THE ST. JUDE MEDICAL, INC. 2007 STOCK INCENTIVE PLAN.
3. TO APPROVE THE PROPOSED AMENDMENTS TO THE ST. JUDE MEDICAL, INC. ARTICLES OF INCORPORATION.
4. TO RATIFTY THE APPOINTMENT OF ERNST & YOU
					Issuer	Y	FOR	FOR
Ashport Largecap Fund -US 3M CO	MMM	88579Y101	5/13/2008	1. FOR ALL DIRECTORS 2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 3. TO APPROVE THE LONG-TERM INCENTIVE PLAN.	Issuer	Y	FOR	FOR

Ashport Small/Mid Cap Fund - Class A and Class C Shares

Name of the Issuer of Portfolio Security	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter(s) Voted On	Matter Proposed by Issuer or Shareholder	Did Registrant Vote (Yes/No)	RegistrantVote: (For, Against, Abstain, Withhold)	Registrant’s Vote: For or Against Management
Ashport Small/Mid Cap-US HARRIS CORP	HRS	413875105	10/26/2007	1. FOR ALL DIRECTORS 2. RATIFICATION OF THE APPOINTMENT BY OUR AUDIT COMMITTEE OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US POLYMEDICA CORPORATION	PLMD	731738100	10/31/2007
1. APPROVE THE MERGER AGREEMENT WITH MEDCO HEALTH SOLUTIONS, INC.
2. THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF APPROVAL OF THE MERGER AGREEMENT IF THERE ARE INSUFFICIEN
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US WESTERN DIGITAL CORP	WDC	958102105	11/6/2007	1. FOR ALL DIRECTORS 2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR WESTERN DIGITAL CORPORATION FOR THE FISCAL YEAR ENDING JUNE 27, 2008.	Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US COPART INC	CPRT	217204106	12/6/2007
1. FOR ALL DIRECTORS
2. APPROVAL OF THE ADOPTION OF THE 2007 EQUITY INCENTIVE PLAN.
3. RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE CURRENT FISCAL YEAR ENDING JULY 31, 2008.
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US NAVTEQ CORP	NVT	63936L100	12/12/2007
1. ADOPT THE AGREEMENT AND PLAN OF MERGER DATED AS OF OCTOBER 1, 2007 BY AND AMONG NOKIA INC., NORTH ACQUISITION CORP., NOKIA CORPORATION AND NAVTEQ CORPORATION.
2. APPROVE ANY PROPOSAL TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL P
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US AMDOCS LTD	DOX	G02602103	1/23/2008
1. FOR ALL DIRECTORS
2. APPROVAL OF AMENDMENT OF THE 1998 STOCK OPTION AND INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE THEREUNDER AND TO MAKE OTHER CHANGES AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.
3. APPROVAL OF CONSOL
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US ROCKWELL COLLINS INC	COL	774341101	2/12/2008	1. FOR ALL DIRECTORS 2. THE SELECTION OF DELOITTE & TOUCHE LLP AS OUR AUDITORS FOR FISCAL YEAR 2008.	Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US JOY GLOBAL INC	JOYG	481165108	3/4/2008	1. FOR ALL DIRECTORS 2. APPROVAL OF THE AMENDMENT TO THE CORPORATION'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION. 3. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US AMETEK INC	AME	31100100	4/22/2008	1. FOR ALL DIRECTORS 2. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR 2008.	Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US HUMANA INC	HUM	444859102	4/24/2008
1. FOR ALL DIRECTORS
2. THE APPROVAL OF THE COMPANY'S EXECUTIVE MANAGEMENT INCENTIVE PLAN.
3. THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US GRACO INC	GGG	384109104	4/25/2008	1. FOR ALL DIRECTORS 2. RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US LINCOLN ELEC HLDGS	LECO	533900106	4/25/2008
1. FOR ALL DIRECTORS
2. APPROVAL OF AMENDMENTS TO THE CODE OF REGULATIONS RELATING TO SHAREHOLDER MEETINGS, INCLUDING SHAREHOLDER PROPOSALS AND ADDING PROVISIONS REGARDING THE MECHANICS OF SHAREHOLDER MEETINGS.
3. APPROVAL OF AMENDMENTS TO THE CODE OF REG
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap MUELLER INDUSTRIES INC	MLI	624756102	5/1/2008	1. FOR ALL DIRECTORS 2. APPROVE THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY. 3. STOCKHOLDER PROPOSAL REGARDING BOARD INCLUSIVENESS.	Issuer	Y	FOR 1-2 AGAINST 3	FOR
Ashport Small/Mid Cap-US CLEVELAND-CLIFFS INC	CLF	185896107	5/13/2008	1. FOR ALL DIRECTORS 2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US QUESTAR CORP	STR	748356102	5/20/2008
1. FOR ALL DIRECTORS
2. TO APPROVE THE PROPOSED AMENDMENTS TO THE ST. JUDE MEDICAL, INC. 2007 STOCK INCENTIVE PLAN.
3. TO APPROVE THE PROPOSED AMENDMENTS TO THE ST. JUDE MEDICAL, INC. ARTICLES OF INCORPORATION.
4. TO RATIFTY THE APPOINTMENT OF ERNST & YOU
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US AMPHENOL CORP	APH	32095101	5/21/2008
1. FOR ALL DIRECTORS
2. RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY.
3. RATIFICATION AND APPROVAL OF THE AMENDED 2004 STOCK OPTION PLAN FOR DIRECTORS OF AMPHENOL CORPORATION.
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US CORE LABORATORIES	CLB	N22717107	5/28/2008
1. FOR ALL DIRECTORS
2. CONFIRMATION AND ADOPTION OF DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE YEAR ENDED DECEMBER 31, 2007.
3. APPROVE AND RESOLVE THE CANCELLATION OF OUR REPURCHASED SHARES UP TO THE DATE OF OUR ANNUAL MEETING.
4. APPROVE AND RESOLVE THE C
					Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US REPUBLIC AWYS HLDGS INC	RJET	760276105	6/3/2008	1. FOR ALL DIRECTORS 2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTS.	Issuer	Y	FOR	FOR
Ashport Small/Mid Cap-US AUTODESK INC	ADSK	52769106	6/12/2008
1. FOR ALL DIRECTORS
2. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS AUTODESK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2009.
3. PROPOSAL TO APPROVE AMENDMENTS TO THE 2000 DIRECTORS' OPTION PLAN.
					Issuer	Y	FOR	FOR

Ashport Global Fixed Income Fund:

THERE WERE NO PROXIES VOTED ON BEHALF OF THE AHSPORT GLOBAL FIXED INCOME FUND DURING THE ONE YEAR REPORTING PERIOD JULY 1, 2007 TO JUNE 30, 2008.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASHPORT MUTUAL FUNDS

By:      /s/Jeffrey Cimbal

Jeffrey Cimbal, Chief Operating Officer

Date:  July 24, 2008